December 31, 2003	•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual

        Report

PACIFIC LIFE & ANNUITY

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$687,606

Aggressive Growth Portfolio		$63,502

Diversified Research Portfolio			$77,686

Small-Cap Equity Portfolio				$179,419

International Large-Cap Portfolio					$363,992

Short Duration Bond Portfolio						$196,106

I-Net TollkeeperSM Portfolio							$27,181

Financial Services Portfolio								$418,347

Receivables:

Due from Pacific Life & Annuity Company	444	112	1,631	233	25,367	103	—	140

Other	—	—	1	—	—	—	—	—

Total Assets	688,050	63,614	79,318	179,652	389,359	196,209	27,181	418,487

LIABILITIES

Payables:

Fund shares purchased	444	112	1,631	233	25,367	103	—	140

Total Liabilities	444	112	1,631	233	25,367	103	—	140

NET ASSETS	$687,606	$63,502	$77,687	$179,419	$363,992	$196,106	$27,181	$418,347

Shares Owned in each Portfolio	91,316	8,046	7,292	9,678	54,368	19,757	6,895	41,439

Cost of Investments	$579,393	$51,542	$64,235	$137,731	$289,259	$196,821	$22,449	$341,649

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$212,142

Technology Portfolio		$82,486

Growth LT Portfolio			$303,375

Focused 30 Portfolio				$106,858

Mid-Cap Value Portfolio					$857,322

International Value Portfolio						$585,933

Capital Opportunities Portfolio							$72,567

Equity Index Portfolio								$502,603

Receivables:

Due from Pacific Life & Annuity Company	307	23,707	97	1	193	401	119	492

Other	—	—	—	—	—	—	—	1

Total Assets	212,449	106,193	303,472	106,859	857,515	586,334	72,686	503,096

LIABILITIES

Payables:

Fund shares purchased	307	23,707	97	1	193	401	119	492

Other	—	—	—	—	1	—	—	—

Total Liabilities	307	23,707	97	1	194	401	119	492

NET ASSETS	$212,142	$82,486	$303,375	$106,858	$857,321	$585,933	$72,567	$502,604

Shares Owned in each Portfolio	23,443	18,254	17,312	14,970	58,583	45,362	9,291	18,997

Cost of Investments	$175,247	$69,863	$245,703	$78,728	$701,544	$475,694	$61,146	$447,392

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Small-Cap Index Variable Account	Multi-Strategy Variable Account	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account

ASSETS

Investments:

Small-Cap Index Portfolio	$269,678

Multi-Strategy Portfolio		$205,370

Main Street® Core Portfolio (1)			$467,262

Emerging Markets Portfolio				$531,553

Inflation Managed Portfolio					$793,167

Managed Bond Portfolio						$714,951

Small-Cap Value Portfolio							$74,278

Money Market Portfolio								$3,223,889

Receivables:

Due from Pacific Life & Annuity Company	60	—	4	30	98	248	58	—

Fund shares redeemed	—	30	—	—	—	—	—	277

Other	—	—	1	—	—	—	—	2

Total Assets	269,738	205,400	467,267	531,583	793,265	715,199	74,336	3,224,168

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	30	—	—	—	—	—	277

Fund shares purchased	60	—	4	30	98	248	58	—

Total Liabilities	60	30	4	30	98	248	58	277

NET ASSETS	$269,678	$205,370	$467,263	$531,553	$793,167	$714,951	$74,278	$3,223,891

Shares Owned in each Portfolio	22,952	13,548	24,935	53,687	64,920	64,063	5,896	319,616

Cost of Investments	$208,466	$183,037	$402,503	$337,681	$754,897	$716,195	$62,448	$3,225,125

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

High Yield Bond Portfolio	$328,401

Equity Income Portfolio		$69,493

Equity Portfolio			$42,097

Aggressive Equity Portfolio				$89,146

Large-Cap Value Portfolio					$554,660

Comstock Portfolio (1)						$105,565

Real Estate Portfolio							$576,270

Mid-Cap Growth Portfolio								$84,129

Receivables:

Due from Pacific Life & Annuity Company	—	—	477	49	885	118	77	85

Fund shares redeemed	23	96	—	—	—	—	—	—

Other	—	—	—	1	—	—	—	—

Total Assets	328,424	69,589	42,574	89,196	555,545	105,683	576,347	84,214

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	23	96	—	—	—	—	—	—

Fund shares purchased	—	—	477	49	885	118	77	85

Total Liabilities	23	96	477	49	885	118	77	85

NET ASSETS	$328,401	$69,493	$42,097	$89,147	$554,660	$105,565	$576,270	$84,129

Shares Owned in each Portfolio	46,769	6,496	2,417	9,789	47,740	11,849	36,348	15,002

Cost of Investments	$304,131	$57,633	$37,108	$72,438	$462,202	$88,021	$462,650	$66,820

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$1,414	$—	$228	$713	$3,095	$2,856	$—	$2,705

Net Investment Income	1,414	—	228	713	3,095	2,856	—	2,705

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(12,292)	(3,078)	(720)	(8,970)	8,681	(703)	(2,171)	(1,552)

Change in net unrealized appreciation (depreciation) on investments	126,101	15,573	14,567	57,308	72,342	(716)	9,744	78,658

Net Gain (Loss) on Investments	113,809	12,495	13,847	48,338	81,023	(1,419)	7,573	77,106

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,223	$12,495	$14,075	$49,051	$84,118	$1,437	$7,573	$79,811

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$3,986	$8,362	$250	$6,780

Net Investment Income	—	—	—	—	3,986	8,362	250	6,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(2,068)	(2,667)	(27,101)	277	(12,247)	15,390	(1,572)	(48,733)

Change in net unrealized appreciation on investments	43,633	18,445	107,021	29,190	183,457	101,635	15,585	147,254

Net Gain on Investments	41,565	15,778	79,920	29,467	171,210	117,025	14,013	98,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,565	$15,778	$79,920	$29,467	$175,196	$125,387	$14,263	$105,301

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account

INVESTMENT INCOME

Dividends	$1,324	$2,895	$4,127	$4,286	$20,089	$58,926	$558	$13,152

Net Investment Income	1,324	2,895	4,127	4,286	20,089	58,926	558	13,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(3,274)	(1,975)	(46,482)	1,951	(2,259)	1,816	2,214	320

Change in net unrealized appreciation (depreciation) on investments	80,720	33,135	134,196	192,428	11,432	(23,943)	11,829	(1,059)

Net Gain (Loss) on Investments	77,446	31,160	87,714	194,379	9,173	(22,127)	14,043	(739)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,770	$34,055	$91,841	$198,665	$29,262	$36,799	$14,601	$12,413

(1)	Formerly named Large-Cap Core Variable Account

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME

Dividends	$25,061	$777	$140	$391	$5,627	$627	$24,974	$—

Net Investment Income	25,061	777	140	391	5,627	627	24,974	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	7,751	(886)	(2,271)	(3,737)	(5,345)	(620)	(4,271)	(5,245)

Change in net unrealized appreciation on investments	25,737	13,402	10,001	25,097	107,375	18,709	120,260	24,119

Net Gain on Investments	33,488	12,516	7,730	21,360	102,030	18,089	115,989	18,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,549	$13,293	$7,870	$21,751	$107,657	$18,716	$140,963	$18,874

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Variable Account		Aggressive Growth Variable Account		Diversified Research Variable Account		Small-Cap Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$1,414	$146	$—	$—	$228	$78	$713	$574

Net realized loss from security transactions	(12,292)	(12,194)	(3,078)	(5,267)	(720)	(3,197)	(8,970)	(13,085)

Change in net unrealized appreciation (depreciation) on investments	126,101	(17,989)	15,573	(4,810)	14,567	(2,808)	57,308	(17,866)

Net Increase (Decrease) in Net Assets Resulting from Operations	115,223	(30,037)	12,495	(10,077)	14,075	(5,927)	49,051	(30,377)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	268,625	62,944	26,898	18,369	9,549	8,112	75,234	34,821

Transfers between variable accounts, net	256,142	73,727	946	12,731	43,144	15,918	(4,318)	61,334

Transfers—policy charges and deductions	(72,937)	(26,960)	(15,405)	(11,227)	(9,331)	(6,995)	(32,548)	(24,385)

Transfers—surrenders	(5,646)	(115)	(321)	—	(4,887)	—	(175)	(216)

Transfers—other	(2,779)	(809)	(299)	98	(2,504)	(839)	(633)	(131)

Net Increase in Net Assets Derived from Policy Transactions	443,405	108,787	11,819	19,971	35,971	16,196	37,560	71,423

NET INCREASE IN NET ASSETS	558,628	78,750	24,314	9,894	50,046	10,269	86,611	41,046

NET ASSETS

Beginning of Year	128,978	50,228	39,188	29,294	27,641	17,372	92,808	51,762

End of Year	$687,606	$128,978	$63,502	$39,188	$77,687	$27,641	$179,419	$92,808

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Large-Cap Variable Account		Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account		Financial Services Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$3,095	$1,409	$2,856	$—	$—	$2,705	$64

Net realized gain (loss) from security transactions	8,681	(1,750)	(703)	(2,171)	(8,415)	(1,552)	(3,433)

Change in net unrealized appreciation (depreciation) on investments	72,342	2,068	(716)	9,744	(1,195)	78,658	(2,350)

Net Increase (Decrease) in Net Assets Resulting from Operations	84,118	1,727	1,437	7,573	(9,610)	79,811	(5,719)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	68,820	39,705	19,751	7,801	8,943	182,072	13,818

Transfers between variable accounts, net	153,482	31,198	220,843	1,299	155	173,564	10,973

Transfers—policy charges and deductions	(35,397)	(24,028)	(11,182)	(6,112)	(5,692)	(35,469)	(6,483)

Transfers—surrenders	(1,683)	(192)	—	—	—	(4,489)	—

Transfers—other	(37,858)	(918)	(34,743)	54	118	(587)	(393)

Net Increase in Net Assets Derived from Policy Transactions	147,364	45,765	194,669	3,042	3,524	315,091	17,915

NET INCREASE (DECREASE) IN NET ASSETS	231,482	47,492	196,106	10,615	(6,086)	394,902	12,196

NET ASSETS

Beginning of Year	132,510	85,018	—	16,566	22,652	23,445	11,249

End of Year	$363,992	$132,510	$196,106	$27,181	$16,566	$418,347	$23,445

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Health Sciences Variable Account		Technology Variable Account		Growth LT Variable Account		Focused 30 Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$—	$—	$—	$—	$1,789	$—	$9

Net realized gain (loss) from security transactions	(2,068)	(5,634)	(2,667)	(11,637)	(27,101)	(29,310)	277	(739)

Change in net unrealized appreciation (depreciation) on investments	43,633	(7,196)	18,445	(9,074)	107,021	(31,638)	29,190	(1,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	41,565	(12,830)	15,778	(20,711)	79,920	(59,159)	29,467	(1,810)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	87,111	106,421	27,174	22,337	109,172	85,115	41,728	6,554

Transfers between variable accounts, net	2,965	35,641	30,844	11,246	25,523	69,875	52,585	7,404

Transfers—policy charges and deductions	(38,793)	(21,763)	(13,095)	(10,644)	(97,750)	(36,965)	(25,372)	(3,818)

Transfers—surrenders	(1,952)	—	(225)	(58)	(1,134)	(245)	—	—

Transfers—other	(843)	(604)	(7,226)	(307)	(876)	(4)	(91)	—

Net Increase in Net Assets Derived from Policy Transactions	48,488	119,695	37,472	22,574	34,935	117,776	68,850	10,140

NET INCREASE IN NET ASSETS	90,053	106,865	53,250	1,863	114,855	58,617	98,317	8,330

NET ASSETS

Beginning of Year	122,089	15,224	29,236	27,373	188,520	129,903	8,541	211

End of Year	$212,142	$122,089	$82,486	$29,236	$303,375	$188,520	$106,858	$8,541

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Variable Account		International Value Variable Account		Capital Opportunities Variable Account		Equity Index Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$3,986	$11,857	$8,362	$2,298	$250	$101	$6,780	$22,179

Net realized gain (loss) from security transactions	(12,247)	(14,567)	15,390	(25,913)	(1,572)	(3,120)	(48,733)	(13,704)

Change in net unrealized appreciation (depreciation) on investments	183,457	(35,239)	101,635	10,320	15,585	(6,574)	147,254	(87,766)

Net Increase (Decrease) in Net Assets Resulting from Operations	175,196	(37,949)	125,387	(13,295)	14,263	(9,593)	105,301	(79,291)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	288,747	79,320	69,962	38,537	18,139	13,238	83,930	45,518

Transfers between variable accounts, net	258,662	161,454	251,645	94,456	1,986	24,720	30,954	264,266

Transfers—policy charges and deductions	(95,050)	(51,125)	(40,779)	(23,514)	(9,455)	(7,062)	(51,551)	(38,567)

Transfers—surrenders	(6,661)	(119)	(962)	(21)	(3,622)	—	(254)	(135)

Transfers—other	(3,435)	(1,799)	(36,738)	1,317	(327)	32	(56,652)	(4,587)

Net Increase in Net Assets Derived from Policy Transactions	442,263	187,731	243,128	110,775	6,721	30,928	6,427	266,495

NET INCREASE IN NET ASSETS	617,459	149,782	368,515	97,480	20,984	21,335	111,728	187,204

NET ASSETS

Beginning of Year	239,862	90,080	217,418	119,938	51,583	30,248	390,876	203,672

End of Year	$857,321	$239,862	$585,933	$217,418	$72,567	$51,583	$502,604	$390,876

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Index Variable Account		Multi-Strategy Variable Account		Main Street Core Variable Account (1)		Emerging Markets Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$1,324	$846	$2,895	$2,820	$4,127	$2,578	$4,286	$84

Net realized gain (loss) from security transactions	(3,274)	(3,952)	(1,975)	(2,535)	(46,482)	(8,391)	1,951	(402)

Change in net unrealized appreciation (depreciation) on investments	80,720	(19,390)	33,135	(11,359)	134,196	(75,300)	192,428	(273)

Net Increase (Decrease) in Net Assets Resulting from Operations	78,770	(22,496)	34,055	(11,074)	91,841	(81,113)	198,665	(591)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	55,179	35,776	83,569	41,242	60,075	39,507	177,306	7,426

Transfers between variable accounts, net	91,121	109,884	14,403	52,745	42,509	269,552	189,756	757

Transfers—policy charges and deductions	(33,162)	(23,094)	(26,962)	(19,060)	(42,581)	(27,711)	(36,488)	(5,200)

Transfers—surrenders	—	—	(505)	—	(1,157)	—	(4,198)	—

Transfers—other	(38,105)	(2,201)	(2,790)	(448)	(14,763)	(3,678)	(15,403)	1

Net Increase in Net Assets Derived from Policy Transactions	75,033	120,365	67,715	74,479	44,083	277,670	310,973	2,984

NET INCREASE IN NET ASSETS	153,803	97,869	101,770	63,405	135,924	196,557	509,638	2,393

NET ASSETS

Beginning of Year	115,875	18,006	103,600	40,195	331,339	134,782	21,915	19,522

End of Year	$269,678	$115,875	$205,370	$103,600	$467,263	$331,339	$531,553	$21,915

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Inflation Managed Variable Account		Managed Bond Variable Account		Small-Cap Value Variable Account (1)	Money Market Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$20,089	$5,615	$58,926	$22,251	$558	$13,152	$20,229

Net realized gain (loss) from security transactions	(2,259)	(1,301)	1,816	373	2,214	320	(910)

Change in net unrealized appreciation (depreciation) on investments	11,432	27,274	(23,943)	23,214	11,829	(1,059)	507

Net Increase in Net Assets Resulting from Operations	29,262	31,588	36,799	45,838	14,601	12,413	19,826

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	222,085	682,490	206,349	82,859	7,271	5,024,753	4,384,398

Transfers between variable accounts, net	244,460	140,037	107,155	369,024	94,360	(3,238,179)	(3,024,821)

Transfers—policy charges and deductions	(104,672)	(45,641)	(91,341)	(56,987)	(4,659)	(291,238)	(432,527)

Transfers—surrenders	(3,775)	(25)	(117,522)	(123)	—	(8,163)	(13)

Transfers—other	(33,250)	(442,878)	(11,177)	(2,313)	(37,295)	(3,024)	(407,459)

Net Increase in Net Assets Derived from Policy Transactions	324,848	333,983	93,464	392,460	59,677	1,484,149	519,578

NET INCREASE IN NET ASSETS	354,110	365,571	130,263	438,298	74,278	1,496,562	539,404

NET ASSETS

Beginning of Year	439,057	73,486	584,688	146,390	—	1,727,329	1,187,925

End of Year	$793,167	$439,057	$714,951	$584,688	$74,278	$3,223,891	$1,727,329

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond Variable Account		Equity Income Variable Account (1)		Equity Variable Account		Aggressive Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$25,061	$8,223	$777	$125	$140	$103	$391	$—

Net realized gain (loss) from security transactions	7,751	(5,077)	(886)	(301)	(2,271)	(2,504)	(3,737)	(4,549)

Change in net unrealized appreciation (depreciation) on investments	25,737	(299)	13,402	(1,542)	10,001	(4,999)	25,097	(9,437)

Net Increase (Decrease) in Net Assets Resulting from Operations	58,549	2,847	13,293	(1,718)	7,870	(7,400)	21,751	(13,986)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	226,419	104,824	36,368	6,869	18,201	14,730	40,470	35,137

Transfers between variable accounts, net	(99,238)	177,579	14,713	12,724	(1,664)	5,772	5,638	7,435

Transfers—policy charges and deductions	(99,741)	(32,888)	(9,649)	(3,056)	(7,252)	(6,771)	(22,975)	(18,545)

Transfers—surrenders	(1,840)	(109)	—	—	(348)	—	(262)	(69)

Transfers—other	(38,791)	(101)	(61)	10	(155)	(297)	(613)	(584)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,191)	249,305	41,371	16,547	8,782	13,434	22,258	23,374

NET INCREASE IN NET ASSETS	45,358	252,152	54,664	14,829	16,652	6,034	44,009	9,388

NET ASSETS

Beginning of Year	283,043	30,891	14,829	—	25,445	19,411	45,138	35,750

End of Year	$328,401	$283,043	$69,493	$14,829	$42,097	$25,445	$89,147	$45,138

(1)	Operations commenced on February 25, 2002.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Large-Cap Value Variable Account		Comstock Variable Account (1)		Real Estate Variable Account		Mid-Cap Growth Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$5,627	$1,696	$627	$11	$24,974	$4,467	$—	$—

Net realized loss from security transactions	(5,345)	(17,607)	(620)	(3,457)	(4,271)	(1,377)	(5,245)	(20,263)

Change in net unrealized appreciation (depreciation) on investments	107,375	(16,719)	18,709	(1,533)	120,260	(7,988)	24,119	(7,980)

Net Increase (Decrease) in Net Assets Resulting from Operations	107,657	(32,630)	18,716	(4,979)	140,963	(4,898)	18,874	(28,243)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	152,000	85,444	32,699	13,294	201,846	15,214	34,681	24,251

Transfers between variable accounts, net	243,208	83,511	52,536	6,795	181,707	83,783	2,088	50,627

Transfers—policy charges and deductions	(70,296)	(42,183)	(13,256)	(6,077)	(53,013)	(14,732)	(18,729)	(13,124)

Transfers—surrenders	(6,351)	(61)	(1,501)	—	(4,251)	—	(989)	—

Transfers—other	(43,595)	2,347	30	952	(221)	(226)	(2,748)	(365)

Net Increase in Net Assets Derived from Policy Transactions	274,966	129,058	70,508	14,964	326,068	84,039	14,303	61,389

NET INCREASE IN NET ASSETS	382,623	96,428	89,224	9,985	467,031	79,141	33,177	33,146

NET ASSETS

Beginning of Year	172,037	75,609	16,341	6,356	109,239	30,098	50,952	17,806

End of Year	$554,660	$172,037	$105,565	$16,341	$576,270	$109,239	$84,129	$50,952

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets was 0.00% for all Variable Accounts.

For the Year or Period Ended	AUV at End of Year or Period	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip
2003	$8.01	85,844	$687,606	0.31%	25.36%
2002	6.39	20,186	128,978	0.16%	(25.94%)
05/01/2001 – 12/31/2001 (3)	8.63	5,822	50,228	0.23%	(12.52%)

Aggressive Growth
2003	$8.58	7,405	$63,502	0.00%	26.66%
2002	6.77	5,788	39,188	0.00%	(22.32%)
05/01/2001 – 12/31/2001 (3)	8.72	3,361	29,294	0.00%	(11.78%)

Diversified Research
2003	$10.39	7,478	$77,687	0.49%	32.63%
2002	7.83	3,528	27,641	0.35%	(24.19%)
2001 (3)	10.33	1,681	17,372	0.36%	(2.05%)

Small-Cap Equity
2003	$8.57	20,935	$179,419	0.53%	40.81%
2002	6.09	15,248	92,808	0.64%	(23.58%)
2001 (3)	7.96	6,499	51,762	13.92%	(1.75%)

International Large-Cap
2003	$8.09	45,001	$363,992	1.31%	30.52%
2002	6.20	21,382	132,510	1.03%	(17.63%)
2001 (3)	7.52	11,301	85,018	0.86%	(18.63%)

Short Duration Bond (4)
05/01/2003 – 12/31/2003	$10.10	19,424	$196,106	2.68%	0.96%

I-Net Tollkeeper
2003	$4.29	6,337	$27,181	0.00%	43.22%
2002	3.00	5,531	16,566	0.00%	(38.62%)
2001 (3)	4.88	4,642	22,652	0.00%	(32.93%)

Financial Services
2003	$10.22	40,919	$418,347	0.98%	29.00%
2002	7.93	2,958	23,445	0.34%	(14.59%)
05/23/2001 – 12/31/2001 (3)	9.28	1,212	11,249	1.15%	(6.93%)

Health Sciences
2003	$9.88	21,465	$212,142	0.00%	27.82%
2002	7.73	15,790	122,089	0.00%	(23.30%)
05/23/2001 – 12/31/2001 (3)	10.08	1,510	15,224	0.00%	2.05%

Technology
2003	$5.56	14,846	$82,486	0.00%	42.58%
2002	3.90	7,503	29,236	0.00%	(46.34%)
05/23/2001 – 12/31/2001 (3)	7.26	3,769	27,373	0.00%	(25.70%)

Growth LT
2003	$5.35	56,653	$303,375	0.00%	33.98%
2002	4.00	47,167	188,520	1.01%	(28.97%)
2001 (3)	5.63	23,085	129,903	16.76%	(28.84%)

Focused 30
2003	$10.09	10,593	$106,858	0.00%	42.26%
2002	7.09	1,204	8,541	0.20%	(29.41%)
05/23/2001 – 12/31/2001 (3)	10.05	21	211	0.00%	0.59%

Mid-Cap Value
2003	$13.41	63,948	$857,321	0.66%	29.10%
2002	10.38	23,099	239,862	6.45%	(14.46%)
2001 (3)	12.14	7,420	90,080	3.38%	13.93%

International Value
2003	$8.33	70,341	$585,933	2.50%	27.71%
2002	6.52	33,334	217,418	1.14%	(13.91%)
2001 (3)	7.58	15,832	119,938	2.39%	(22.30%)

See Notes to Financial Statements	See explanation of references on page 19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year or Period	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Capital Opportunities

2003	$7.69	9,433	$72,567	0.43%	27.13%

2002	6.05	8,524	51,583	0.29%	(26.78%)
05/01/2001 – 12/31/2001 (3)	8.26	3,660	30,248	0.53%	(16.62%)

Equity Index

2003	$8.07	62,300	$502,604	1.66%	28.29%

2002	6.29	62,159	390,876	7.14%	(22.34%)
2001 (3)	8.10	25,152	203,672	1.50%	(11.18%)

Small-Cap Index

2003	$11.70	23,045	$269,678	0.70%	46.53%

2002	7.99	14,509	115,875	1.07%	(21.19%)
2001 (3)	10.13	1,777	18,006	10.34%	2.78%

Multi-Strategy

2003	$10.34	19,871	$205,370	1.94%	23.28%

2002	8.38	12,357	103,600	3.61%	(13.06%)
2001 (3)	9.64	4,168	40,195	2.73%	(0.79%)

Main Street Core (5)

2003	$8.20	56,951	$467,263	1.08%	26.96%

2002	6.46	51,270	331,339	1.03%	(28.40%)
2001 (3)	9.03	14,933	134,782	1.94%	(7.87%)

Emerging Markets

2003	$12.21	43,549	$531,553	1.43%	68.48%

2002	7.24	3,025	21,915	0.47%	(3.07%)
2001 (3)	7.47	2,612	19,522	0.38%	(9.32%)

Inflation Managed

2003	$13.35	59,395	$793,167	4.36%	8.24%

2002	12.34	35,589	439,057	2.77%	15.45%
2001 (3)	10.69	6,877	73,486	3.23%	4.28%

Managed Bond

2003	$13.02	54,904	$714,951	9.54%	6.24%

2002	12.26	47,700	584,688	5.67%	10.93%
2001 (3)	11.05	13,249	146,390	5.42%	6.65%

Small-Cap Value (4)
05/01/2003 – 12/31/2003	$12.69	5,852	$74,278	1.49%	26.93%

Money Market

2003	$10.87	296,570	$3,223,891	0.85%	0.79%

2002	10.79	160,151	1,727,329	1.43%	1.41%
2001 (3)	10.64	111,698	1,187,925	3.59%	3.85%

High Yield Bond

2003	$11.37	28,896	$328,401	7.76%	20.29%

2002	9.45	29,958	283,043	9.26%	(3.00%)
2001 (3)	9.74	3,171	30,891	9.15%	1.17%

Equity Income

2003	$10.91	6,367	$69,493	1.78%	26.24%
02/25/2002 – 12/31/2002	8.65	1,715	14,829	1.51%	(13.54%)

Equity

2003	$6.46	6,513	$42,097	0.41%	24.33%

2002	5.20	4,895	25,445	0.45%	(26.51%)
2001 (3)	7.07	2,744	19,411	7.41%	(20.84%)

Aggressive Equity

2003	$6.94	12,846	$89,147	0.55%	33.14%

2002	5.21	8,660	45,138	0.00%	(25.09%)
2001 (3)	6.96	5,138	35,750	0.00%	(16.90%)

Large-Cap Value

2003	$9.90	56,006	$554,660	1.59%	31.24%

2002	7.55	22,798	172,037	1.49%	(22.96%)
2001 (3)	9.79	7,719	75,609	2.97%	(3.04%)

See Notes to Financial Statements	See explanation of references on page 19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year or Period	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Comstock (6)

2003	$8.89	11,878	$105,565	1.10%	31.38%

2002	6.76	2,416	16,341	0.08%	(22.15%)
02/27/2001 – 12/31/2001 (3)	8.69	731	6,356	0.65%	(12.47%)

Real Estate

2003	$15.52	37,134	$576,270	6.30%	37.52%

2002	11.28	9,680	109,239	6.07%	(0.32%)
2001 (3)	11.32	2,659	30,098	6.56%	8.79%

Mid-Cap Growth

2003	$6.26	13,445	$84,129	0.00%	30.39%

2002	4.80	10,618	50,952	0.00%	(47.03%)
07/09/2001 – 12/31/2001 (3)	9.06	1,965	17,806	0.00%	(8.34%)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(4)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(5)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(6)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirty-two subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On December 31, 2003, the net assets of the Fund’s Research, Global Growth, and Telecommunications Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, and Telecommunications Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, and Technology Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). In connection with the Reorganization, a total of 140 outstanding accumulation units (valued at $1,385) of the Research Variable Account were exchanged for 133 accumulation units with equal value of the Diversified Research Variable Account; a total of 2,588 outstanding accumulation units (valued at $25,124) of the Global Growth Variable Account were exchanged for 3,106 accumulation units with equal value of the International Large-Cap Variable Account; and a total of 5,162 outstanding accumulation units (valued at $23,672) of the Telecommunications Variable Account were exchanged for 4,260 accumulation units with equal value of the Technology Variable Account.

The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account held by PL&A represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as an insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2003, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Focused 30, and Mid-Cap Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums for sales load and premium tax charges before amounts are allocated to the Separate Account. PL&A also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks PL&A assumes, administrative expenses, cost of insurance, charges for optional benefits, and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by PL&A.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2003 were as follows:

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)	I-Net Tollkeeper

Total cost of investments at beginning of year	$146,867	$42,801	$28,755	$108,428	$130,119	$—	$21,578

Add: Total net proceeds from policy transactions	518,941	31,358	50,548	84,966	3,053,346	314,109	8,184

Reinvested distributions from the Fund	1,414	—	228	713	3,095	2,856	—

Sub-Total	667,222	74,159	79,531	194,107	3,186,560	316,965	29,762

Less: Cost of investments disposed during the year	87,829	22,617	15,296	56,376	2,897,301	120,144	7,313

Total cost of investments at end of year	579,393	51,542	64,235	137,731	289,259	196,821	22,449

Add: Unrealized appreciation (depreciation)	108,213	11,960	13,451	41,688	74,733	(715)	4,732

Total market value of investments at end of year	$687,606	$63,502	$77,686	$179,419	$363,992	$196,106	$27,181

	Financial Services	Health Sciences	Tech- nology	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$25,405	$128,827	$35,058	$237,870	$9,601	$267,541	$208,814

Add: Total net proceeds from policy transactions	362,051	83,016	54,953	1,291,301	97,204	529,468	3,069,478

Reinvested distributions from the Fund	2,705	—	—	—	—	3,986	8,362

Sub-Total	390,161	211,843	90,011	1,529,171	106,805	800,995	3,286,654

Less: Cost of investments disposed during the year	48,512	36,596	20,148	1,283,468	28,077	99,451	2,810,960

Total cost of investments at end of year	341,649	175,247	69,863	245,703	78,728	701,544	475,694

Add: Unrealized appreciation	76,698	36,895	12,623	57,672	28,130	155,778	110,239

Total market value of investments at end of year	$418,347	$212,142	$82,486	$303,375	$106,858	$857,322	$585,933

	Capital Opportunities	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (2)	Emerging Markets	Inflation Managed

Total cost of investments at beginning of year	$55,749	$482,919	$135,383	$114,401	$400,775	$20,469	$412,219

Add: Total net proceeds from policy transactions	18,334	315,600	227,696	89,875	203,844	409,221	837,491

Reinvested distributions from the Fund	250	6,780	1,324	2,895	4,127	4,286	20,089

Sub-Total	74,333	805,299	364,403	207,171	608,746	433,976	1,269,799

Less: Cost of investments disposed during the year	13,187	357,907	155,937	24,134	206,243	96,295	514,902

Total cost of investments at end of year	61,146	447,392	208,466	183,037	402,503	337,681	754,897

Add: Unrealized appreciation	11,421	55,211	61,212	22,333	64,759	193,872	38,270

Total market value of investments at end of year	$72,567	$502,603	$269,678	$205,370	$467,262	$531,553	$793,167

	Managed Bond	Small-Cap Value (1)	Money Market	High Yield Bond	Equity Income	Equity	Aggressive Equity

Total cost of investments at beginning of year	$561,989	$—	$1,727,506	$284,509	$16,371	$30,456	$53,527

Add: Total net proceeds from policy transactions	331,567	178,719	10,048,837	921,656	52,042	19,134	43,525

Reinvested distributions from the Fund	58,926	558	13,152	25,061	777	140	391

Sub-Total	952,482	179,277	11,789,495	1,231,226	69,190	49,730	97,443

Less: Cost of investments disposed during the year	236,287	116,829	8,564,370	927,095	11,557	12,622	25,005

Total cost of investments at end of year	716,195	62,448	3,225,125	304,131	57,633	37,108	72,438

Add: Unrealized appreciation (depreciation)	(1,244)	11,830	(1,236)	24,270	11,860	4,989	16,708

Total market value of investments at end of year	$714,951	$74,278	$3,223,889	$328,401	$69,493	$42,097	$89,146

	Large-Cap Value	Comstock (3)	Real Estate	Mid-Cap Growth

Total cost of investments at beginning of year	$186,955	$17,506	$115,879	$57,762

Add: Total net proceeds from policy transactions	448,353	91,737	396,376	38,286

Reinvested distributions from the Fund	5,627	627	24,974	—

Sub-Total	640,935	109,870	537,229	96,048

Less: Cost of investments disposed during the year	178,733	21,849	74,579	29,228

Total cost of investments at end of year	462,202	88,021	462,650	66,820

Add: Unrealized appreciation	92,458	17,544	113,620	17,309

Total market value of investments at end of year	$554,660	$105,565	$576,270	$84,129

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(3)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2003 were as follows:

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)	I-Net Tollkeeper	Financial Services

Total units outstanding at beginning of year	20,186	5,788	3,528	15,248	21,382	—	5,531	2,958

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	37,663	3,778	1,076	11,161	10,266	1,970	2,161	20,319

(b) Transfers between variable accounts, net	39,751	46	4,738	(708)	23,742	22,041	362	22,444

(c) Transfers—policy charges and deductions	(10,579)	(2,127)	(1,048)	(4,656)	(5,241)	(1,115)	(1,717)	(4,201)

(d) Transfers—surrender	(787)	(40)	(534)	(21)	(252)	—	—	(514)

(e) Transfers—other	(390)	(40)	(282)	(89)	(4,896)	(3,472)	—	(87)

Sub-Total	65,658	1,617	3,950	5,687	23,619	19,424	806	37,961

Total units outstanding at end of year	85,844	7,405	7,478	20,935	45,001	19,424	6,337	40,919

	Health Sciences	Tech- nology	Growth LT	Focused 30	Mid-Cap Value	International Value	Capital Opportunities	Equity Index

Total units outstanding at beginning of year	15,790	7,503	47,167	1,204	23,099	33,334	8,524	62,159

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	10,156	5,907	24,753	5,884	25,240	10,133	2,669	12,065

(b) Transfers between variable accounts, net	339	5,673	6,132	6,391	24,921	37,657	203	2,745

(c) Transfers—policy charges and deductions	(4,513)	(2,812)	(21,013)	(2,883)	(8,434)	(5,809)	(1,421)	(7,447)

(d) Transfers—surrender	(220)	(57)	(221)	—	(575)	(140)	(494)	(34)

(e) Transfers—other	(87)	(1,368)	(165)	(3)	(303)	(4,834)	(48)	(7,188)

Sub-Total	5,675	7,343	9,486	9,389	40,849	37,007	909	141

Total units outstanding at end of year	21,465	14,846	56,653	10,593	63,948	70,341	9,433	62,300

	Small-Cap Index	Multi- Strategy	Main Street Core (2)	Emerging Markets	Inflation Managed	Managed Bond	Small-Cap Value (1)	Money Market

Total units outstanding at beginning of year	14,509	12,357	51,270	3,025	35,589	47,700	—	160,151

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	6,155	9,284	8,576	20,877	16,968	16,260	632	463,468

(b) Transfers between variable accounts, net	9,091	1,548	5,268	26,136	17,837	8,374	8,639	(299,106)

(c) Transfers—policy charges and deductions	(3,516)	(2,975)	(6,053)	(4,498)	(8,094)	(7,195)	(404)	(26,897)

(d) Transfers—surrender	—	(51)	(156)	(499)	(288)	(9,377)	—	(751)

(e) Transfers—other	(3,194)	(292)	(1,954)	(1,492)	(2,617)	(858)	(3,015)	(295)

Sub-Total	8,536	7,514	5,681	40,524	23,806	7,204	5,852	136,419

Total units outstanding at end of year	23,045	19,871	56,951	43,549	59,395	54,904	5,852	296,570

	High Yield Bond	Equity Income	Equity	Aggressive Equity	Large-Cap Value	Comstock (3)	Real Estate	Mid-Cap Growth

Total units outstanding at beginning of year	29,958	1,715	4,895	8,660	22,798	2,416	9,680	10,618

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	21,876	4,045	3,264	7,349	17,883	4,519	15,341	6,582

(b) Transfers between variable accounts, net	(9,522)	1,627	(295)	969	29,061	6,906	16,701	377

(c) Transfers—policy charges and deductions	(9,695)	(1,020)	(1,273)	(3,992)	(8,340)	(1,762)	(4,238)	(3,498)

(d) Transfers—surrender	(171)	—	(66)	(40)	(719)	(201)	(333)	(173)

(e) Transfers—other	(3,550)	—	(12)	(100)	(4,677)	—	(17)	(461)

	(1,062)	4,652	1,618	4,186	33,208	9,462	27,454	2,827

Total units outstanding at end of year	28,896	6,367	6,513	12,846	56,006	11,878	37,134	13,445

7. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio for the Small-Cap Equity Variable Account, the Small-Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account, will acquire all of the assets and the liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as the close of business on April 30, 2004, or on a later date as the parties may agree.

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(3)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for each of the periods from commencement of operations through December 31, 2003), the statements of changes in net assets for each of the two years in the period then ended (as to the Equity Income Variable Account, for the year ended December 31, 2003, and for the period from commencement of operations through December 31, 2002, and as to the Short Duration Bond and Small-Cap Value Variable Accounts, for each of the periods from commencement of operations through December 31, 2003), and the financial highlights for each of three years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Focused 30, Capital Opportunities, Small-Cap Value, Equity Income, Comstock, and Mid-Cap Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2003). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

Annual Report

as of December 31, 2003

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert, LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

Pacific Life & Annuity Company

Client Services Department

Mailing Address:

700 Newport Center Drive

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 85-23210-02